UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-21539
                                                    -----------

                First Trust Senior Floating Rate Income Fund II
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             120 East Liberty Drive
                               Wheaton, IL 60187
             -----------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                             120 East Liberty Drive
                               Wheaton, IL 60187
                  --------------------------------------------
                    (Name and address of agent for service)

        registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                        Date of fiscal year end: May 31
                                                --------

                  Date of reporting period: November 30, 2011
                                           -------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                  SEMI-ANNUAL
                                     REPORT
                            FOR THE SIX MONTHS ENDED
                               NOVEMBER 30, 2011

FIRST TRUST
SENIOR FLOATING RATE
INCOME FUND II

FIRST TRUST

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)

                               SEMI-ANNUAL REPORT
                               NOVEMBER 30, 2011

Shareholder Letter ..........................................................  1
At A Glance .................................................................  2
Portfolio Commentary ........................................................  3
Portfolio of Investments ....................................................  5
Statement of Assets and Liabilities ......................................... 15
Statement of Operations ..................................................... 16
Statements of Changes in Net Assets ......................................... 17
Statement of Cash Flows ..................................................... 18
Financial Highlights ........................................................ 19
Notes to Financial Statements ............................................... 20
Additional Information ...................................................... 26


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Senior Floating Rate Income Fund II (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Notes to Financial Statements for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                     SEMI-ANNUAL LETTER FROM THE PRESIDENT

                               NOVEMBER 30, 2011


Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Senior Floating Rate Income Fund II (the "Fund").

First Trust Advisors L.P. ("First Trust"), now in our 21st year, has always believed that staying invested in quality products and having a long-term horizon can help investors reach their financial goals. Like many successful investors, we understand that success in the markets doesn't just happen--it requires a long-term investment perspective through all kinds of markets. Although the markets have been somewhat choppy over the past six months, the equity market is well above the lows it sank to during the recent recession.

The report you hold contains detailed information about your investment; a portfolio commentary from the Fund's management team that provides a recap of the period; a performance analysis and a market and Fund outlook. Additionally, you will find the Fund's financial statements for the period this report covers. I encourage you to read this document and discuss it with your financial advisor. A successful investor is also typically a knowledgeable one, as we have found to be the case at First Trust.

First Trust remains committed to being a long-term investor and investment manager and to bringing you quality investment solutions regardless of market ups and downs. We offer a variety of products that may fit many financial plans to help those investors seeking long-term investment success. You may want to talk to your advisor about the other investments First Trust offers that might also fit your financial goals.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals. I look forward to 2012 and to the next edition of your Fund's report.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees of First Trust Senior Floating Rate Income Fund II and Chief Executive Officer of First Trust

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
"AT A GLANCE"
AS OF NOVEMBER 30, 2011 (UNAUDITED)

--------------------------------------------------------------------
FUND STATISTICS
--------------------------------------------------------------------
Symbol on New York Stock Exchange                               FCT
Common Share Price                                           $13.17
Common Share Net Asset Value ("NAV")                         $14.08
Premium (Discount) to NAV                                     -6.46%
Net Assets Applicable to Common Shares                 $356,609,663
Current Monthly Distribution per Common Share (1)           $0.0725
Current Annualized Distribution per Common Share            $0.8700
Current Distribution Rate on Closing Common Share Price (2)    6.61%
Current Distribution Rate on NAV (2)                           6.18%
--------------------------------------------------------------------


--------------------------------------------------------------------
          COMMON SHARE PRICE & NAV (WEEKLY CLOSING PRICE)
--------------------------------------------------------------------

            Common Share Price    NAV
11/10       13.66                 14.46
            13.82                 14.43
            13.75                 14.46
            13.85                 14.52
            13.95                 14.55
12/10       13.95                 14.6
            14.02                 14.65
            14.22                 14.73
            14.34                 14.76
1/11        14.5                  14.81
            14.71                 14.79
            14.43                 14.81
            14.75                 14.85
2/11        14.66                 14.84
            14.68                 14.77
            14.81                 14.74
            14.7                  14.68
3/11        14.86                 14.74
            14.95                 14.73
            15.14                 14.77
            15.11                 14.79
            15.14                 14.81
4/11        15.41                 14.83
            15.48                 14.77
            15.36                 14.77
            15.3                  14.76
5/11        14.85                 14.75
            14.73                 14.67
            14.3                  14.65
            14.38                 14.63
6/11        14.15                 14.63
            14.44                 14.59
            14.47                 14.63
            14.39                 14.63
            14.31                 14.65
7/11        13.88                 14.64
            13.09                 14.37
            12.68                 13.49
            12.35                 13.51
8/11        12.38                 13.3
            13.06                 13.58
            12.83                 13.61
            13.12                 13.7
            12.84                 13.7
9/11        13.42                 13.7
            12.97                 13.52
            13.32                 13.8
            13.31                 13.99
10/11       13.85                 14.24
            13.52                 14.17
            13.48                 14.19
            13.31                 14.17
            12.96                 14.08
11/11       13.17                 14.08


--------------------------------------------------------------------------------------------------------
                                              PERFORMANCE
--------------------------------------------------------------------------------------------------------
                                                                        Average Annual Total Return
                                                                    ------------------------------------
                                 6 Months Ended    1 Year Ended    5 Years Ended   Inception (5/25/2004)
                                   11/30/2011       11/30/2011      11/30/2011         to 11/30/2011
FUND PERFORMANCE (3)

NAV                                  -1.63%            3.13%           0.81%               2.54%
Market Value                         -8.36%            2.12%           0.40%               1.01%
INDEX PERFORMANCE

S&P/LSTA Leveraged Loan Index        -1.92%            2.26%           4.20%               4.68%
--------------------------------------------------------------------------------------------------------

-----------------------------------------------------
                                           % OF TOTAL
ASSET CLASSIFICATION                      INVESTMENTS
-----------------------------------------------------
Health Care Providers & Services               11.9
Media                                           9.6
Software                                        5.6
Hotels, Restaurants & Leisure                   5.1
Diversified Telecommunication Services          5.0
Diversified Financial Services                  4.5
Capital Markets                                 3.9
Chemicals                                       3.8
Electric Utilities                              3.7
Professional Services                           3.5
Food & Staples Retailing                        3.0
Specialty Retail                                2.9
Health Care Equipment & Supplies                2.7
Aerospace & Defense                             2.5
IT Services                                     2.5
Containers & Packaging                          2.3
Diversified Consumer Services                   2.3
Real Estate Management & Development            2.2
Auto Components                                 2.2
Road & Rail                                     2.1
Pharmaceuticals                                 2.0
Commercial Services & Supplies                  1.8
Machinery                                       1.6
Life Sciences Tools & Services                  1.4
Wireless Telecommunication Services             1.3
Food Products                                   1.3
Semiconductors & Semiconductor Equipment        1.3
Leisure Equipment & Products                    1.2
Real Estate Investment Trusts (REITs)           0.9
Oil, Gas & Consumable Fuels                     0.8
Computers & Peripherals                         0.8
Health Care Technology                          0.8
Building Products                               0.6
Communications Equipment                        0.6
Independent Power Producers & Energy Traders    0.4
Construction & Engineering                      0.4
Consumer Finance                                0.4
Energy Equipment & Services                     0.3
Industrial Conglomerates                        0.3
Insurance                                       0.3
Household Durables                              0.2
-----------------------------------------------------
                                      Total   100.0%
                                              =======

-----------------------------------------------------
                                           % OF TOTAL
CREDIT QUALITY (S&P RATINGS) (4)          INVESTMENTS
-----------------------------------------------------
BBB-                                            2.8%
BB+                                             5.6
BB                                             15.0
BB-                                            31.0
B+                                             25.9
B                                              14.0
B-                                              0.6
CCC+                                            1.1
CCC                                             0.8
CC                                              0.0*
NR                                              0.6
NR (Privately rated securities)                 2.6
-----------------------------------------------------
                                      Total   100.0%
                                              =======


-----------------------------------------------------
                                           % OF TOTAL
TOP 10 ISSUERS                            INVESTMENTS
-----------------------------------------------------
Reynolds Consumer Products Holdings, Inc.       2.0%
Nuveen Investments, Inc.                        1.6
Univision Corp.                                 1.4
Asurion Corp.                                   1.4
CB Richard Ellis Services, Inc.                 1.3
MultiPlan, Inc.                                 1.2
Carestream Health, Inc.                         1.2
AES Corp.                                       1.1
Intelsat Jackson Holdings S.A.                  1.1
Advantage Sales & Marketing, Inc.               1.1
-----------------------------------------------------
                                      Total    13.4%
                                              =======

* Amount is less than 0.1%

(1) Most recent distribution paid or declared through 11/30/2011. Subject to change in the future.

(2) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by Common Share Price or NAV, as applicable, as of 11/30/2011. Subject to change in the future.

(3) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

(4) Ratings below BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.

--------------------------------------------------------------------------------
                              PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                               NOVEMBER 30, 2011


                               INVESTMENT MANAGER

First Trust Advisors L.P. ("First Trust") was established in 1991 and is located in Wheaton, Illinois. First Trust is a registered investment advisor which offers customized portfolio management using its structured, quantitative approach to security selection. As of November 30, 2011, First Trust managed or supervised $46.914 billion in assets. The First Trust Leveraged Finance Investment Team began managing the First Trust Senior Floating Rate Income Fund II on October 12, 2010. The experienced professionals comprising the First Trust Leveraged Finance Investment Team managed approximately $650 million in assets as of November 30, 2011. The team's experience includes managing senior secured floating-rate corporate loans ("senior loans") in both the U.S. and Europe, managing high-yield debt and corporate restructuring expertise. The team has managed institutional separate accounts, comingled funds, structured products and retail funds.

                           PORTFOLIO MANAGEMENT TEAM

WILLIAM HOUSEY, CFA
SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER

Mr. Housey is the Senior Portfolio Manager for the Leveraged Finance Investment Team at First Trust. Mr. Housey has 15 years of investment experience. Prior to joining First Trust, Mr. Housey served as Executive Director and co-portfolio manager at Van Kampen Funds, Inc., a wholly-owned subsidiary of Morgan Stanley ("Morgan Stanley/Van Kampen"). Mr. Housey has extensive experience in portfolio management of both leveraged and unleveraged credit products, including senior loans, high-yield bonds, credit derivatives and corporate restructurings. Mr. Housey received a BS in Finance from Eastern Illinois University and an MBA in Finance as well as Management and Strategy from Northwestern University's Kellogg School of Business. Mr. Housey holds the Chartered Financial Analyst designation.

SCOTT D. FRIES, CFA
VICE PRESIDENT, PORTFOLIO MANAGER

Mr. Fries is Co-Portfolio Manager for the Leveraged Finance Investment Team at First Trust. Mr. Fries began his career at Morgan Stanley/Van Kampen in 1994 and has 16 years of investment industry experience, most recently as Executive Director and co-portfolio manager of institutional separately managed accounts. Mr. Fries received a BA in International Business from Illinois Wesleyan University and an MBA in Finance from DePaul University. Mr. Fries holds the Chartered Financial Analyst designation.

                                   COMMENTARY

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II

The primary investment objective of the First Trust Senior Floating Rate Income Fund II ("FCT" or the "Fund") is to seek a high level of current income. As a secondary objective, the Fund attempts to preserve capital. The Fund pursues its objectives by investing in a portfolio of senior loans. There can be no assurance that the Fund's investment objectives will be achieved. The Fund may not be appropriate for all investors.

MARKET RECAP

Investors experienced heightened volatility in the six-month reporting period ended November 30, 2011. Uncertainties regarding European sovereign risk and the debate in the U.S. regarding raising the debt ceiling created an overall negative tone in the market. The S&P/LSTA Leveraged Loan Index declined 1.92% over the six-month period, with higher-quality issuers holding up better than lower-quality issuers. For the period, higher-quality BB rated issuers returned a positive 0.36%, while lower-quality B rated issuers declined 2.60%.

Contributing to the declines in loan prices in the period were deteriorating technical conditions. Flows into retail senior loan funds subsided and turned negative in the period, as investors became more risk averse. As managers of open-end retail senior loan funds received redemption requests, they were likely selling senior loans in the secondary market in order to raise cash to meet the redemptions. This selling pressure in the market took average loan prices down 4 points from 95.4 cents on the dollar at the start of the period down to 91.4 cents on the dollar at the end of November.

While technical conditions in the market were challenging, we believe fundamental credit quality remained strong. The default rate in the senior loan market began the period at a low level of 0.91% and trended lower to finish November at 0.17%. This default rate compares favorably to the 3.58% long-term average default rate for the senior loan market. Contributing to the low level of defaults has been relatively attractive capital markets conditions and generally robust issuer performance, with many companies continuing to grow cash flows this year.

Overall, the volatility in the senior loan market over the reporting period was largely driven by macro uncertainties and a poor technical backdrop since fundamental credit quality in the market remained relatively strong.

--------------------------------------------------------------------------------
                       PORTFOLIO COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                               NOVEMBER 30, 2011


PERFORMANCE ANALYSIS

For the six-month period ended November 30, 2011, the Fund generated a net asset value (NAV) total return1 of -1.63% and a market price total return1 of -8.36%. The Fund's market price return was impacted by the widening of the market price discount to NAV over the period. At the start of the period, the Fund traded at a 0.41% premium to NAV and at the end of November, the Fund was trading at a -6.46% discount to NAV. We believe this widening of the discount to NAV is attributable to the increased risk aversion of investors in this reporting period. The use of leverage over the reporting period generally detracted from portfolio returns as average loan prices fell over the six-month period.

From an income perspective, the Fund paid a level monthly distribution rate throughout the period of $0.07 per share. At the end of November, this distribution rate translated into a 6.38% yield at market price and a 5.97% yield at NAV.

The Fund's NAV return outperformed the S&P/LSTA Leveraged Loan Index by 29 basis points (-1.63% for the Fund, -1.92% for the Index). The Fund maintained a higher average credit quality than the Index, which contributed to the outperformance, as higher-quality issuers held up better in the period. At the end of November, the Fund was overweight in higher credit quality issuers, with 54.4% in BB- or better rated credits compared to 43.8% for the Index, and underweight the lowest credit quality issuers, with only 1.9% held in CCC+ or lower-rated issuers compared to 11.7% for the Index. This conservative positioning benefited the Fund for the period.

MARKET AND FUND OUTLOOK

Despite the volatility the market has experienced over the past six months, we are optimistic that the senior loan market may provide attractive returns for investors in the periods ahead. The combination of relatively high yields available in the senior loan market (given the recent softness in loan prices) and continued strong credit fundamentals, should provide a supportive backdrop for returns in the asset class going forward.

We expect our rigorous credit process and focus on identifying compelling risk-adjusted return opportunities in the market will continue to position the Fund's portfolio well for the periods ahead. The portfolio strategy we employ of balancing the goal of high current income with portfolio risk remains unchanged. We do not anticipate changing the average credit quality of the portfolio in a meaningful way. As such, the Fund should remain of higher average credit quality than the index. In the upcoming periods, we expect the new issue market to provide some compelling opportunities which may enhance the portfolio characteristics. The combination of attractive new issuance and our focus on relative value opportunities across the market should continue to position the portfolio well for the periods ahead.

DISCLOSURE

The Fund's portfolio holdings are subject to change without notice. Any mention of specific securities is not a recommendation or solicitation for any person to buy, sell or hold any particular security. There is no assurance that the Fund currently holds these securities.

The S&P/LSTA Leveraged Loan Index is a daily total return index that uses LSTA/LPC Mark-to-Market Pricing to calculate market value change. On a real-time basis, the Index tracks the current outstanding balance and spread over LIBOR for fully funded term loans. The facilities included in the Index represent a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. (Information gathered from Standard & Poor's LCD.)

This report may contain information obtained from third parties, including ratings from credit ratings agencies such as Standard & Poor's. Reproduction and distribution of third party content in any form is prohibited except with the prior written permission of the related third party. Third party content providers do not guarantee the accuracy, completeness, timeliness or availability of any information, including ratings, and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such content. THIRD PARTY CONTENT PROVIDERS GIVE NO EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. THIRD PARTYCONTENT PROVIDERS shall not be liable for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including lost income or profits and opportunity costs) in connection with any use of THEIR CONTENT, INCLUDING ratings. Credit ratings are statements of opinions and are not statements of fact or recommendations to purchase, hold or sell securities. They do not address the suitability of securities or the suitability of securities for investment purposes, and should not be relied on as investment advice.

-------------------
1 Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b)
NOVEMBER 30, 2011 (UNAUDITED)

  PRINCIPAL                                                     RATINGS (c)                     STATED
    VALUE                      DESCRIPTION                    MOODY'S    S&P    RATE (d)     MATURITY (e)      VALUE
------------ -----------------------------------------------  --------------  -------------  ------------  ------------
SENIOR FLOATING-RATE LOAN INTERESTS - 148.4%

             ADVERTISING - 1.9%
$  6,784,151 Clear Channel Communications, Inc., Term Loan B   Caa1     CCC+      3.91%        01/29/16    $  5,045,712
   1,995,000 Mood Media Corp., Term Loan, First Lien .......   Ba3       B        7.00%        05/06/18       1,837,894
                                                                                                           ------------
                                                                                                              6,883,606
                                                                                                           ------------
             AEROSPACE & DEFENSE - 5.1%
   1,995,000 Aeroflex, Inc., Term Loan B ...................    B1      BB-       4.25%        05/09/18       1,875,300
   1,582,109 DAE Aviation Holdings, Inc., Term Loan B1 .....    B2       B        5.43%        07/31/14       1,532,668
   1,516,202 DAE Aviation Holdings, Inc., Term Loan B2 .....    B2       B     5.34%-5.43%     07/31/14       1,468,821
   4,713,709 DynCorp International, Inc., Term Loan ........   Ba2      BB-       6.25%        07/07/16       4,615,508
   1,746,598 Robertson Fuel Systems, LLC, Term Loan ........  NR (f)   NR (f)  3.10%-5.00%     04/19/13       1,694,200
   3,982,933 TASC, Inc., Term Loan B .......................   Ba2       BB       4.50%        12/18/15       3,888,338
   2,977,500 Transdigm, Inc., Term Loan B ..................   Ba2      BB-       4.00%        02/14/17       2,952,066
                                                                                                           ------------
                                                                                                             18,026,901
                                                                                                           ------------
             AGRICULTURAL PRODUCTS - 1.1%
   1,404,989 Dole Food Company, Inc., Term Loan B2 .........   Ba2      BB-    5.00%-6.00%     07/08/18       1,397,964
   2,609,266 Dole Food Company, Inc., Term Loan C2 .........   Ba2      BB-    5.00%-6.00%     07/08/18       2,596,220
                                                                                                           ------------
                                                                                                              3,994,184
                                                                                                           ------------
             ALTERNATIVE CARRIERS - 3.9%
   5,970,000 Intelsat Jackson Holdings S.A., Term Loan B ...    B1      BB-       5.25%        04/02/18       5,904,330
   1,000,000 Level 3 Financing, Inc., Term Loan A ..........   Ba3       B+       2.65%        03/13/14         939,375
   4,000,000 Level 3 Financing, Inc., Term Loan B2 .........   Ba3       B+       5.75%        09/01/18       3,870,000
   3,098,163 Telesat Canada, U.S. Term Loan I ..............    B1      BB-       3.26%        10/31/14       3,026,131
     266,124 Telesat Canada, U.S. Term Loan II .............    B1      BB-       3.26%        10/31/14         259,937
                                                                                                           ------------
                                                                                                             13,999,773
                                                                                                           ------------
             APPAREL RETAIL - 1.1%
   4,000,000 Neiman Marcus Group, Term Loan ................    B2      BB-       4.75%        05/16/18       3,845,000
                                                                                                           ------------
             APPLICATION SOFTWARE - 4.2%
   1,985,000 Bentley Systems, Inc., Term Loan B ............   Ba3      BB+       5.75%        12/29/16       1,955,225
   2,487,500 CCC Information Systems, Inc., Term Loan B ....    B1      BB-       5.50%        11/11/15       2,484,391
   3,990,000 Eagle Parent, Inc., Term Loan B ...............   Ba3       B+       5.00%        05/16/18       3,767,226
   1,985,000 Property Data, Inc., Term Loan ................   Ba3       B+       7.00%        01/04/17       1,687,250
   2,493,750 Trizetto Group, Inc., Term Loan B .............    B1      BB-       4.75%        05/02/18       2,437,641
   2,487,500 Verint Systems, Inc., Term Loan B, First Lien .    B1       B+       4.50%        10/29/17       2,454,851
                                                                                                           ------------
                                                                                                             14,786,584
                                                                                                           ------------
             ASSET MANAGEMENT & CUSTODY BANKS - 4.7%
   1,296,182 Grosvenor Capital Management Holdings, LLP,
                Term Loan ..................................  NR (f)   NR (f)     4.25%        12/05/16       1,234,613
   2,205,418 Harbourvest Partners L.P., Term Loan B ........  NR (f)   NR (f)     6.25%        12/19/16       2,199,905
   3,720,455 Mondrian Investment Partners Ltd.,
                Term Loan B ................................   Ba2       BB       5.50%        07/14/18       3,678,599
   1,323,333 Munder Capital Management, Incremental
                Term Loan ..................................  NR (f)   NR (f)     6.00%        03/23/15       1,323,333
   6,704,791 Nuveen Investments, Inc., Extended
                Term Loan ..................................    B2       B     5.87%-6.00%     05/13/17       6,356,980
   2,000,000 Nuveen Investments, Inc., Incremental
                Term Loan ..................................    B2       B        7.25%        05/13/17       1,960,000
                                                                                                           ------------
                                                                                                             16,753,430
                                                                                                           ------------

                       See Notes to Financial Statements                 Page 5

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (Continued)
NOVEMBER 30, 2011 (UNAUDITED)

  PRINCIPAL                                                     RATINGS (c)                     STATED
    VALUE                      DESCRIPTION                    MOODY'S    S&P    RATE (d)     MATURITY (e)      VALUE
------------ -----------------------------------------------  --------------  -------------  ------------  ------------
SENIOR FLOATING-RATE LOAN INTERESTS - (Continued)

             AUTO PARTS & EQUIPMENT - 3.2%
$  3,980,000 HHI Holdings, LLC, Term Loan B ................    B2       B+    7.00%-7.75%     03/21/17    $  3,910,350
   3,980,000 Metaldyne, LLC, Term Loan B ...................    B1       B+       5.25%        05/18/17       3,907,862
   1,826,988 Tomkins, PLC, Term Loan B .....................   Ba2       BB       4.25%        09/29/16       1,807,577
   1,985,000 Transtar Holding Co., Term Loan, First Lien ...   Ba3      BB-       4.50%        12/21/16       1,925,450
                                                                                                           ------------
                                                                                                             11,551,239
                                                                                                           ------------
             AUTOMOTIVE RETAIL - 1.2%
   2,493,252 KAR Holdings, Inc., Term Loan B ...............   Ba3      BB-       5.00%        05/19/17       2,449,620
   1,947,596 Pilot Travel Centers, LLC, Term Loan B ........   Ba2      BB+       4.25%        03/30/18       1,941,509
                                                                                                           ------------
                                                                                                              4,391,129
                                                                                                           ------------
             BIOTECHNOLOGY - 1.4%
   4,987,500 Grifols, SA, Term Loan B ......................   Ba3       BB       6.00%        06/01/17       4,975,031
                                                                                                           ------------
             BROADCASTING - 5.7%
   2,000,000 Cumulus Media Holdings, Inc., Term Loan,
                First Lien .................................   Ba2      BB-       5.75%        09/16/18       1,945,000
   1,000,000 Cumulus Media Holdings, Inc., Term Loan,
                Second Lien ................................    B2      CCC+      7.50%        03/16/19         942,500
   4,148,211 FoxCo Acquisition, LLC, Term Loan B ...........    B1       B+       4.75%        07/14/15       4,044,506
   1,346,824 Gray Television, Inc., Term Loan B ............    B2       B        3.75%        12/31/14       1,317,082
   1,496,250 Hubbard Radio, LLC, Term Loan .................   Ba3       B+       5.25%        04/28/17       1,470,065
   1,995,000 Raycom TV Broadcasting, LLC, Term Loan B ......    NR       NR       4.50%        06/02/17       1,895,250
     824,167 Sinclair Broadcasting Group, Term Loan B ......    Ba1     BB+       4.00%        10/28/16         822,436
   4,752,324 Univision Corp., Term Loan ....................    B2       B+       2.26%        09/29/14       4,526,589
   3,541,272 Univision Corp., Extended Term Loan ...........    B2       B+       4.51%        03/31/17       3,168,334
                                                                                                           ------------
                                                                                                             20,131,762
                                                                                                           ------------
             BUILDING PRODUCTS - 0.8%
   3,000,000 Unifrax, LLC, Term Loan B .....................    B2       B+       7.00%        11/25/18       2,985,000
                                                                                                           ------------
             CABLE & SATELLITE - 3.6%
   1,736,446 Atlantic Broadband Finance, LLC, Term Loan ....   Ba3       B+       4.00%        03/08/16       1,673,500
   1,985,000 Bresnan Broadband Holdings, LLC,
                Term Loan B ................................   Ba3      BB+       4.50%        12/14/17       1,940,338
   5,577,174 CSC Holdings, Inc., Term Loan B3,
                Extended Maturity ..........................   Baa3     BBB-      2.01%        03/29/16       5,381,973
   1,985,000 Knology, Inc., Term Loan B ....................    B1       B+       4.00%        08/18/17       1,927,931
   1,909,091 UPC Financing Partnership, Term Loan A ........   Ba3       B+       4.75%        12/31/17       1,882,841
                                                                                                           ------------
                                                                                                             12,806,583
                                                                                                           ------------
             CASINOS & GAMING - 4.5%
   1,990,000 Ameristar Casinos, Inc., Term Loan B ..........   Ba3      BB+       4.00%        04/16/18       1,982,538
   2,887,439 CCM Merger, Inc., Term Loan B .................    B3       B+       7.00%        03/01/17       2,862,174
   5,000,000 Harrah's Entertainment, Inc., Term Loan B2 ....    B3       B     3.26%-3.42%     01/28/15       4,239,285
   1,985,000 Isle of Capri Casinos, Term Loan B ............   Ba3      BB-       4.75%        03/25/17       1,974,247
   2,000,000 ROC Finance, LLC, Term Loan ...................   Ba3      BB-       8.50%        08/18/17       1,990,000
   3,000,000 Wynn Las Vegas, LLC, Term Loan B1 .............   Ba2      BBB-      3.26%        08/17/15       2,964,375
                                                                                                           ------------
                                                                                                             16,012,619
                                                                                                           ------------
             COAL & CONSUMABLE FUELS - 0.8%
   2,856,778 Walter Energy, Inc., Term Loan B ..............    B1      BB-       4.00%        04/01/18       2,801,428
                                                                                                           ------------

Page 6                 See Notes to Financial Statements

First Trust Senior Floating Rate Income Fund II
PORTFOLIO OF INVESTMENTS (a) (b) - (Continued)
NOVEMBER 30, 2011 (UNAUDITED)

  PRINCIPAL                                                     RATINGS (c)                     STATED
    VALUE                      DESCRIPTION                    MOODY'S    S&P    RATE (d)     MATURITY (e)      VALUE
------------ -----------------------------------------------  --------------  -------------  ------------  ------------
SENIOR FLOATING-RATE LOAN INTERESTS - (Continued)

             COMMERCIAL PRINTING - 0.8%
$  2,977,500 Cenveo Corporation, Term Loan .................   Ba3      BB-       6.25%        12/21/16    $  2,917,950
                                                                                                           ------------
             COMMUNICATIONS EQUIPMENT - 0.8%
   2,995,000 Commscope, Inc., Term Loan B ..................   Ba3       BB       5.00%        01/14/18       2,965,050
                                                                                                           ------------
             COMPUTER HARDWARE - 1.1%
   4,325,259 CDW, LLC, Extended Term Loan ..................    B2       B        4.25%        07/15/17       4,060,337
                                                                                                           ------------
             CONSTRUCTION & ENGINEERING - 0.6%
   2,000,000 Terex Corp., Term Loan ........................   Ba2       BB       5.50%        04/28/17       2,000,000
                                                                                                           ------------
             CONSUMER FINANCE - 0.5%
   1,950,000 Ocwen Financial Corp., Term Loan ..............    B1       B        7.00%        09/01/16       1,935,375
                                                                                                           ------------
             DATA PROCESSING & OUTSOURCED SERVICES - 1.6%
     852,381 Global Cash Access, Inc., Term Loan ...........    B1      BB-       7.00%        03/01/16         849,185
   5,705,681 Harland Clarke Holdings Corp., Term Loan B ....    B1       B+    2.76%-2.87%     06/30/14       4,811,789
                                                                                                           ------------
                                                                                                              5,660,974
                                                                                                           ------------
             DIVERSIFIED CHEMICALS - 2.1%
     945,280 Ineos Group Limited, Term Loan B2 .............   Ba3       B        7.50%        12/16/13         948,825
     945,861 Ineos Group Limited, Term Loan C2 .............   Ba3       B        8.00%        12/16/14         949,407
   5,955,000 Univar, Inc., Term Loan B .....................    B2       B        5.00%        06/30/17       5,755,085
                                                                                                           ------------
                                                                                                              7,653,317
                                                                                                           ------------
             DIVERSIFIED SUPPORT SERVICES - 0.6%
   1,985,000 Brickman Group Holdings, Inc., Term Loan B ....    B1       B+       7.25%        10/14/16       1,970,113
                                                                                                           ------------
             ELECTRIC UTILITIES - 0.7%
   3,241,410 Texas Competitive Electric Holdings
                Company, LLC, Term Loan B3 .................    B2      CCC    3.75%-3.81%     10/10/14       2,348,401
                                                                                                           ------------
             ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.8%
   2,884,000 iPayment, Inc., Term Loan B ...................   Ba2       B+       5.75%        05/08/17       2,823,918
                                                                                                           ------------
             ENVIRONMENTAL & FACILITIES SERVICES - 2.1%
   5,807,143 EnergySolutions, LLC, Term Loan ...............   Ba3      BB+       6.25%        08/15/16       5,705,518
   1,990,000 Waste Industries USA, Inc., Term Loan B .......    B1       B+       4.75%        03/17/17       1,935,275
                                                                                                           ------------
                                                                                                              7,640,793
                                                                                                           ------------
             FOOD DISTRIBUTORS - 0.7%
   1,166,667 B&G Foods, Inc., Term Loan B ..................   Ba2       BB       4.50%        11/25/18       1,165,208
   1,500,000 General Nutrition Centers, Inc., Term Loan B ..   Ba3       B+       4.25%        03/02/18       1,462,500
                                                                                                           ------------
                                                                                                              2,627,708
                                                                                                           ------------
             FOOD RETAIL - 1.6%
   1,915,368 SUPERVALU, Inc., Term Loan B ..................    B1       BB       4.50%        04/29/18       1,852,161
   4,155,573 SUPERVALU, Inc., Extended Term Loan B2 ........    B1       BB       3.52%        10/05/15       4,002,856
                                                                                                           ------------
                                                                                                              5,855,017
                                                                                                           ------------
             HEALTH CARE EQUIPMENT - 3.5%
   3,641,341 Biomet, Inc., Dollar Term Loan ................    B1      BB-    3.26%-3.36%     03/25/15       3,512,073
   6,964,662 Carestream Health, Inc., Term Loan B ..........    B1      BB-       5.00%        02/28/17       6,128,902
   2,969,152 DJO Finance, LLC, Term Loan ...................   Ba2      BB-       3.26%        05/20/14       2,860,282
                                                                                                           ------------
                                                                                                             12,501,257
                                                                                                           ------------

                       See Notes to Financial Statements                Page 7

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (Continued)
NOVEMBER 30, 2011 (UNAUDITED)


  PRINCIPAL                                                     RATINGS (c)                     STATED
    VALUE                      DESCRIPTION                    MOODY'S    S&P    RATE (d)     MATURITY (e)      VALUE
------------ -----------------------------------------------  --------------  -------------  ------------  ------------
SENIOR FLOATING-RATE LOAN INTERESTS - (Continued)

             HEALTH CARE FACILITIES - 7.4%
$  2,545,748 CHS/Community Health Systems, Inc.,
                Extended Term Loan .........................   Ba3       BB    3.76%-4.02%     01/25/17    $  2,453,920
   2,992,321 Golden Living Drumm Investors, LLC,
                Term Loan ..................................    B1       B+       5.00%        05/04/18       2,543,473
   3,291,558 HCA, Inc., Term Loan B-2 ......................   Ba3       BB       3.62%        03/31/17       3,122,866
   1,741,250 HCR ManorCare, LLC, Term Loan B ...............   Ba3       B+       5.00%        04/06/18       1,549,713
   3,181,818 Health Management Associates, Inc.,
                Term Loan B ................................   Ba3      BB-       4.50%        11/23/18       3,161,932
   3,491,250 Kindred Healthcare, Inc., Term Loan B .........   Ba3       B+       5.25%        06/01/18       3,246,862
   2,992,500 Select Medical Corp., Term Loan B .............   Ba3      BB-    5.50%-6.00%     06/01/18       2,775,544
   1,995,000 Surgical Care Affiliates, Inc., Term Loan B ...   Ba3       B        5.50%        06/22/18       1,845,375
   5,910,561 Vanguard Health Systems, Inc., Term Loan B ....   Ba2      BB-       5.00%        01/29/16       5,824,857
                                                                                                           ------------
                                                                                                             26,524,542
                                                                                                           ------------
             HEALTH CARE SERVICES - 7.1%
   2,000,000 Alere, Inc., Term Loan B ......................   Ba2      BB-       4.50%        07/01/18       1,949,376
   3,750,000 Emdeon Business Services, LLC,
                Term Loan B ................................   Ba3      BB-       6.75%        10/14/18       3,764,063
   4,975,000 Emergency Medical Services Corp.,
                Term Loan B ................................    B1       B+       5.25%        05/25/18       4,807,094
   3,691,966 Gentiva Health Services, Inc., Term Loan B ....    B1       B        4.75%        08/17/16       3,267,390
   1,905,000 Healthways, Inc., Term Loan B .................   Ba2       BB       1.87%        12/01/13       1,752,600
   2,284,400 MedAssets, Inc., Term Loan B ..................   Ba3      BB-       5.25%        11/19/16       2,264,411
     992,500 Renal Advantage Holdings, Inc.,
                Term Loan B ................................   Ba3       B        5.75%        12/10/16         989,398
   2,995,000 Rural Metro Corp., Term Loan, First Lien ......   Ba3       B        5.75%        06/30/18       2,923,869
   1,980,000 Sheridan Healthcare, Inc., Incremental
                Term Loan ..................................    B1       B+       4.12%        06/15/14       1,900,800
     203,720 Vantage Oncology Holdings, LLC, Delayed
                Draw Term Loan .............................    B2       B        6.25%        01/31/17         194,552
   1,676,862 Vantage Oncology Holdings, LLC,
                Term Loan ..................................    B2       B        6.25%        01/31/17       1,601,403
                                                                                                           ------------
                                                                                                             25,414,956
                                                                                                           ------------
             HEALTH CARE SUPPLIES - 0.5%
   1,985,000 ConvaTec, Inc., Term Loan B ...................   Ba3       B+       5.75%        12/22/16       1,938,684
                                                                                                           ------------
             HEALTH CARE TECHNOLOGY - 0.5%
   1,590,909 Kinetic Concepts, Inc., Term Loan B ...........   Ba2      BB-       7.00%        04/27/18       1,597,621
                                                                                                           ------------
             HOME ENTERTAINMENT SOFTWARE - 1.4%
   2,992,500 DG Fastchannel, Inc., Term Loan B .............    B1      BB-       5.75%        06/30/18       2,977,538
   1,990,000 NDS Group, Inc., Term Loan B ..................   Ba2       BB       4.00%        03/12/18       1,940,250
                                                                                                           ------------
                                                                                                              4,917,788
                                                                                                           ------------
             HOMEBUILDING - 0.2%
     952,141 Mattamy Funding Partnership, Term Loan ........  NR (f)   NR (f)     2.81%        04/11/13         875,970
                                                                                                           ------------
             HYPERMARKETS & SUPER CENTERS - 0.8%
   2,666,667 BJ's Wholesale Club, Inc., Term Loan,
                First Lien .................................    B1       B+       7.00%        10/04/18       2,662,501
                                                                                                           ------------

Page 8                 See Notes to Financial Statements

First Trust Senior Floating Rate Income Fund II
PORTFOLIO OF INVESTMENTS (a) (b) - (Continued)
NOVEMBER 30, 2011 (UNAUDITED)


  PRINCIPAL                                                     RATINGS (c)                     STATED
    VALUE                      DESCRIPTION                    MOODY'S    S&P    RATE (d)     MATURITY (e)      VALUE
------------ -----------------------------------------------  --------------  -------------  ------------  ------------
SENIOR FLOATING-RATE LOAN INTERESTS - (Continued)

             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 5.6%
$  5,979,975 AES Corp., Term Loan B ........................   Ba1      BB+       4.25%        06/01/18    $  5,910,834
   3,980,000 Calpine Corp., Term Loan B1 ...................    B1      BB-       4.50%        04/01/18       3,846,296
   1,995,000 Calpine Corp., Term Loan B12 ..................    B1      BB-       4.50%        04/01/18       1,933,155
   2,992,500 NRG Energy, Inc., Term Loan B .................   Baa3     BB+       4.00%        07/01/18       2,966,851
   2,795,455 Race Point Power, LLC, Term Loan ..............   Ba2       BB       7.75%        01/11/18       2,753,523
   2,538,462 Star West Generation, LLC, Term Loan B ........   Ba3      BB-       6.00%        05/24/18       2,436,923
                                                                                                           ------------
                                                                                                             19,847,582
                                                                                                           ------------
             INDUSTRIAL CONGLOMERATES - 0.5%
   1,687,500 Colfax Corp., Term Loan B .....................   Ba2      BB+       4.50%        12/07/18       1,670,625
                                                                                                           ------------
             INDUSTRIAL MACHINERY - 2.4%
   1,990,000 Douglas Dynamics, LLC, Term Loan ..............    B1       BB       5.75%        04/18/18       1,950,200
   2,992,500 Husky International, Ltd., Term Loan B ........   Ba3       B        6.50%        06/30/18       2,972,549
   3,837,816 Intelligrated, Inc., Term Loan B ..............    B2       B+       7.50%        02/17/17       3,741,871
                                                                                                           ------------
                                                                                                              8,664,620
                                                                                                           ------------
             INTEGRATED TELECOMMUNICATION SERVICES - 3.1%
   1,317,389 Avaya, Inc., Term Loan B1 .....................    B1       B        3.26%        10/24/14       1,219,525
   3,643,632 Avaya, Inc., Term Loan B3 .....................    B1       B        5.01%        10/26/17       3,212,772
   2,977,500 Global TelLink, Inc., Term Loan B .............    B1       B        5.00%        11/10/16       2,947,725
   1,847,409 nTelos, Inc., Term Loan B .....................   Ba3      BB-       4.00%        08/07/15       1,812,000
   1,995,000 Securus Technologies, Inc., Term Loan B .......    B1       B+       5.25%        06/07/17       1,960,088
                                                                                                           ------------
                                                                                                             11,152,110
                                                                                                           ------------
             INTERNET SOFTWARE & SERVICES - 0.8%
   3,000,000 AVG Technologies, Term Loan B .................    B1       B+       7.50%        03/15/16       2,805,000
                                                                                                           ------------
             INVESTMENT BANKING & BROKERAGE - 1.1%
   3,743,024 LPL Holdings, Inc., Term Loan .................   Ba2      BB-       5.25%        06/28/17       3,743,024
                                                                                                           ------------
             IT CONSULTING & OTHER SERVICES - 1.1%
   2,850,000 Presidio, Inc., Term Loan B ...................   Ba3       B+       7.25%        03/31/17       2,778,750
     984,034 West Corp., Term Loan B5 ......................   Ba3      BB-    4.58%-4.67%     07/15/16         972,554
                                                                                                           ------------
                                                                                                              3,751,304
                                                                                                           ------------
             LEISURE FACILITIES - 1.1%
   3,870,130 Six Flags, Inc., Term Loan B ..................    B1       BB    5.25%-6.00%     06/30/16       3,858,841
                                                                                                           ------------
             LEISURE PRODUCTS - 1.8%
   2,974,899 Live Nation Entertainment, Inc., Term Loan B ..   Ba2      BB-       4.50%        11/07/16       2,941,431
   1,243,375 LodgeNet Entertainment Corp., Term Loan .......    B3       B        6.50%        04/04/14       1,073,447
   2,442,149 SRAM, LLC, Term Loan B ........................   Ba3       B+    4.75%-5.75%     06/14/18       2,417,727
                                                                                                           ------------
                                                                                                              6,432,605
                                                                                                           ------------
             LIFE & HEALTH INSURANCE - 0.4%
   1,436,391 CNO Financial Group, Inc., Term Loan ..........    B1       B+       6.25%        09/30/16       1,433,698
                                                                                                           ------------
             LIFE SCIENCES TOOLS & SERVICES - 2.0%
   2,969,271 inVentiv Health, Inc., Term Loan ..............    B1      BB-       6.50%        08/04/16       2,909,885
     997,500 inVentiv Health, Inc., Term Loan 3 ............    B1      BB-       6.75%        07/19/18         977,550
   3,491,250 Quintiles Transnational Corp., Term Loan B,
                First Lien .................................    B1      BB-       5.00%        06/02/18       3,386,513
                                                                                                           ------------
                                                                                                              7,273,948
                                                                                                           ------------

                       See Notes to Financial Statements                 Page 9

First Trust Senior Floating Rate Income Fund II
PORTFOLIO OF INVESTMENTS (a) (b) - (Continued)
NOVEMBER 30, 2011 (UNAUDITED)


  PRINCIPAL                                                     RATINGS (c)                     STATED
    VALUE                      DESCRIPTION                    MOODY'S    S&P    RATE (d)     MATURITY (e)      VALUE
------------ -----------------------------------------------  --------------  -------------  ------------  ------------
SENIOR FLOATING-RATE LOAN INTERESTS - (Continued)

             MANAGED HEALTH CARE - 1.8%
$  6,629,855 MultiPlan, Inc., Term Loan ....................   Ba3       B        4.75%        08/26/17    $  6,248,639
                                                                                                           ------------
             MOVIES & ENTERTAINMENT - 1.6%
   1,634,081 AMC Entertainment, Inc., Term Loan ............   Ba2      BB-       3.51%        12/15/16       1,593,229
   1,257,692 Filmyard Holdings, LLC, Term Loan B ...........   Ba2      BB-    7.75%-8.25%     06/22/16       1,252,976
   2,985,000 TWCC Holding Corp., Term Loan B ...............   Ba3      BB-       4.25%        02/11/17       2,966,965
                                                                                                           ------------
                                                                                                              5,813,170
                                                                                                           ------------
             OIL & GAS EQUIPMENT & SERVICES - 0.5%
   1,973,007 Aquilex Holdings, LLC, Term Loan ..............   Caa3     CCC       7.00%        04/01/16       1,726,381
                                                                                                           ------------
             OIL & GAS REFINING & MARKETING - 0.4%
     105,278 Alon USA, Inc., Term Loan
                (Edgington Facility) .......................    B1       B+    2.51%-2.77%     08/05/13          99,224
     842,222 Alon USA, Inc., Term Loan
                (Paramount Facility) .......................    B1       B+    2.51%-2.77%     08/05/13         793,795
     563,910 Citgo Petroleum Corp., Term Loan B ............   Ba2      BB+       8.00%        06/24/15         561,971
                                                                                                           ------------
                                                                                                              1,454,990
                                                                                                           ------------
             OTHER DIVERSIFIED FINANCIAL SERVICES - 5.7%
   2,980,025 Fifth Third Processing Solutions, LLC,
                Term Loan B ................................   Ba3      BB-       4.50%        11/03/16       2,952,707
   4,684,722 First American Payment Systems, L.P.,
                Term Loan B ................................    B1       B+       6.75%        11/01/16       4,614,451
     938,593 First Data Corp., Term Loan B2 ................    B1       B+       3.01%        09/24/14         828,895
   5,631,559 First Data Corp., Term Loan B3 ................    B1       B+       3.01%        09/24/14       4,973,370
     871,795 Moneygram International, Term Loan B ..........   Ba2      BB-       4.50%        11/18/17         856,539
   2,000,000 Moneygram International, Term Loan B1 .........   Ba2      BB-       4.50%        11/18/17       1,970,000
   2,992,500 Royalty Pharma Finance Trust, Term Loan .......   Baa2     BBB-      4.00%        05/08/18       2,960,705
   1,000,000 WorldPay U.S., Inc., Facility B2A (USD) .......   Ba2       BB       5.25%        11/30/17         982,500
                                                                                                           ------------
                                                                                                             20,139,167
                                                                                                           ------------
             PACKAGED FOODS & MEATS - 1.6%
   3,855,750 Dean Foods Co., Term Loan B ...................   Ba3      BB-       3.37%        04/02/16       3,723,209
     995,000 Farley's and Sathers Candy Co., Inc.,
                Term Loan B ................................    B1       B+       6.50%        03/30/18         985,050
     997,500 JBS USA, LLC, Term Loan B .....................   Ba3       BB       4.25%        05/25/18         977,550
                                                                                                           ------------
                                                                                                              5,685,809
                                                                                                           ------------
             PAPER PACKAGING - 3.5%
   1,834,203 RanPak Corp., Term Loan B .....................  NR (f)   NR (f)     4.75%        04/20/17       1,742,493
   8,955,000 Reynolds Consumer Products Holdings, Inc.,
                Term Loan ..................................   Ba3      BB-       6.50%        02/09/18       8,731,125
   2,000,000 Reynolds Consumer Products Holdings, Inc.,
                Term Loan C ................................   Ba3      BB-       6.50%        08/03/18       1,965,000
                                                                                                           ------------
                                                                                                             12,438,618
                                                                                                           ------------
             PHARMACEUTICALS - 3.0%
   2,807,856 Catalent Pharma Solutions, Inc.,
                Dollar Term Loan ...........................   Ba3      BB-       2.51%        04/10/14       2,649,914
   2,486,802 IMS Health, Term Loan B .......................   Ba3       BB       4.50%        08/26/17       2,472,297



Page 10                See Notes to Financial Statements

First Trust Senior Floating Rate Income Fund II
PORTFOLIO OF INVESTMENTS (a) (b) - (Continued)
NOVEMBER 30, 2011 (UNAUDITED)


  PRINCIPAL                                                     RATINGS (c)                     STATED
    VALUE                      DESCRIPTION                    MOODY'S    S&P    RATE (d)     MATURITY (e)      VALUE
------------ -----------------------------------------------  --------------  -------------  ------------  ------------
SENIOR FLOATING-RATE LOAN INTERESTS - (Continued)

             PHARMACEUTICALS - (Continued)
$  2,333,333 Pharmaceutical Products Development, Inc.,
                Term Loan B ................................   Ba3      BB-       6.25%        11/25/18    $  2,298,333
   1,592,000 Warner Chilcott, PLC, Term Loan B1 ............   Ba3      BBB-      4.25%        03/15/18       1,569,541
     796,000 Warner Chilcott, PLC, Term Loan B2 ............   Ba3      BBB-      4.25%        03/15/18         784,771
   1,094,500 Warner Chilcott, PLC, Term Loan B3 ............   Ba3      BBB-      4.25%        03/15/18       1,079,060
                                                                                                           ------------
                                                                                                             10,853,916
                                                                                                           ------------
             PUBLISHING - 0.6%
   1,961,378 Getty Images, Inc., Term Loan B ...............   Ba3      BB-       5.25%        11/09/16       1,962,604
     784,964 Yell Group, PLC, Term Loan B1 .................   Caa1      CC       4.01%        07/31/14         197,222
                                                                                                           ------------
                                                                                                              2,159,826
                                                                                                           ------------
             REAL ESTATE OPERATING COMPANIES - 1.1%
   3,977,500 ClubCorp Corp Operations, Inc., Term Loan .....   Ba2       BB       6.00%        11/30/16       3,932,753
                                                                                                           ------------
             REAL ESTATE SERVICES - 2.2%
   1,995,000 CB Richard Ellis Services, Inc., Term Loan C ..   Ba1       BB       3.50%        03/04/18       1,940,137
   4,972,538 CB Richard Ellis Services, Inc., Term Loan D ..   Ba1       BB       3.75%        09/04/19       4,835,793
   1,393,829 Realogy Corp., Term Loan, First Lien ..........    B1       B-       4.69%        10/10/16       1,229,183
                                                                                                           ------------
                                                                                                              8,005,113
                                                                                                           ------------
             RESEARCH & CONSULTING SERVICES - 5.2%
   1,990,000 Acosta, Inc., Term Loan B .....................  NR (f)     B+       4.75%        03/01/18       1,929,056
   5,955,000 Advantage Sales & Marketing, Inc.,
                Term Loan, First Lien ......................  NR (f)     B+       5.25%        12/17/17       5,855,748
   6,476,619 Affinion Group, Inc., Term Loan B .............   Ba3      BB-       5.00%        10/09/16       5,845,148
   1,704,470 Nielsen Finance, LLC, Dollar Term Loan B ......   Ba2       BB       4.00%        05/02/16       1,675,494
   1,466,344 Nielsen Finance, LLC, Dollar Term Loan C ......   Ba2       BB       3.50%        05/02/16       1,427,853
   1,995,000 Symphony IRI Group, Inc., Term Loan B-2 .......    B1       B+       5.00%        05/09/17       1,965,075
                                                                                                           ------------
                                                                                                             18,698,374
                                                                                                           ------------
             RESTAURANTS - 2.0%
   1,985,000 Burger King Corp., Term Loan B ................   Ba3      BB-       4.50%        10/19/16       1,964,531
   2,235,019 Dunkin Brands, Inc., Term Loan B2 .............    B2       B+       4.00%        11/23/17       2,191,995
   3,094,193 Focus Brands, Inc., Term Loan B ...............    B2       B     5.25%-6.25%     11/05/16       3,040,044
                                                                                                           ------------
                                                                                                              7,196,570
                                                                                                           ------------
             RETAIL REITS - 1.3%
   4,743,702 Capital Automotive L.P., Term Loan B ..........   Ba3       B+       5.00%        03/11/17       4,589,532
                                                                                                           ------------
             SEMICONDUCTORS - 1.9%
   4,951,546 Freescale Semiconductor, Inc.,
                Extended Term Loan .........................   Ba3       B        4.50%        12/01/16       4,679,211
   1,111,111 Microsemi Corp., Term Loan B ..................   Ba2      BB+       5.75%        02/10/18       1,111,111
   1,000,000 NXP B.V., Term Loan A2 ........................    B2       B+       5.50%        03/04/17         959,375
                                                                                                           ------------
                                                                                                              6,749,697
                                                                                                           ------------
             SPECIALIZED CONSUMER SERVICES - 3.5%
     226,464 ARAMARK Corp., Prefunded Synthetic
                Letter of Credit 2 .........................   Ba3       BB       3.50%        07/26/16         220,462
   3,443,529 ARAMARK Corp., Term Loan B ....................   Ba3       BB       3.62%        07/26/16       3,352,275



                       See Notes to Financial Statements                Page 11

First Trust Senior Floating Rate Income Fund II
PORTFOLIO OF INVESTMENTS (a) (b) - (Continued)
NOVEMBER 30, 2011 (UNAUDITED)


  PRINCIPAL                                                     RATINGS (c)                     STATED
    VALUE                      DESCRIPTION                    MOODY'S    S&P    RATE (d)     MATURITY (e)      VALUE
------------ -----------------------------------------------  --------------  -------------  ------------  ------------
SENIOR FLOATING-RATE LOAN INTERESTS - (Continued)

             SPECIALIZED CONSUMER SERVICES - (Continued)
$  5,727,273 Asurion Corp., Term Loan B ....................  NR (f)     B+       5.50%        05/24/18    $  5,508,920
   2,000,000 Asurion Corp., Term Loan, Second Lien .........  NR (f)     B-       9.00%        05/24/19       1,926,250
   1,448,019 Protection One, Inc., Term Loan ...............    B1       BB       6.00%        06/04/16       1,422,679
                                                                                                           ------------
                                                                                                             12,430,586
                                                                                                           ------------
             SPECIALTY CHEMICALS - 3.1%
   1,981,424 Houghton International, Inc., Term Loan B .....    B1       B        6.75%        01/31/16       1,971,517
   1,864,407 Nusil Technology, LLC, Term Loan,
                First Lien .................................  NR (f)   NR (f)     5.25%        04/07/17       1,817,797
   2,000,000 OM Group, Inc., Term Loan B ...................   Ba2      BB-       5.75%        08/04/17       1,980,000
   1,485,000 Omnova Solutions, Inc., Term Loan B ...........   Ba2       B+       5.75%        05/31/17       1,459,012
   2,227,273 Polyone Corp., Term Loan B ....................   Ba1      BB-       5.00%        11/30/17       2,225,417
   1,985,000 Styron Corp., Term Loan B .....................    B1       B+       6.00%        08/02/17       1,698,003
                                                                                                           ------------
                                                                                                             11,151,746
                                                                                                           ------------
             SPECIALTY STORES - 2.6%
   1,990,000 Jo-Ann Stores, Inc., Term Loan B ..............    B1       B+       4.75%        03/16/18       1,907,913
   3,473,750 NBTY, Inc., Term Loan B .......................   Ba3      BB-       4.25%        10/01/17       3,422,731
   3,960,000 Petco Animal Supplies, Inc., Term Loan ........    B1       B        4.50%        11/24/17       3,829,320
                                                                                                           ------------
                                                                                                              9,159,964
                                                                                                           ------------
             SYSTEMS SOFTWARE - 2.8%
   1,015,707 Open Solutions, Inc., Term Loan, First Lien ...    B1       B+       2.54%        01/23/14         866,616
     500,000 SunGard Data Systems, Inc., Incremental
                Term Loan ..................................   Ba3       BB       3.75%        02/18/14         493,750
   4,260,021 SunGard Data Systems, Inc., Term Loan B .......   Ba3       BB    3.93%-4.06%     02/28/16       4,132,220
   4,468,751 Vertafore, Inc., Term Loan, First Lien ........    B1       B+       5.25%        07/29/16       4,364,481
                                                                                                           ------------
                                                                                                              9,857,067
                                                                                                           ------------
             TRUCKING - 3.1%
   2,000,000 Avis Budget Group, Term Loan B ................   Ba1       BB       6.25%        09/28/18       2,003,126
   3,980,000 Hertz Corp., Term Loan B ......................   Ba1       BB       3.75%        03/11/18       3,933,235
   3,000,000 Sirva Worldwide, Inc., Term Loan B ............  NR (f)   NR (f)    10.75%        03/31/16       2,940,000
   2,183,151 Swift Transportation Co., Inc., Term Loan B ...    B1      BB-       6.00%        12/21/16       2,166,778
                                                                                                           ------------
                                                                                                             11,043,139
                                                                                                           ------------
             WIRELESS TELECOMMUNICATION SERVICES - 2.4%
   1,477,510 MetroPCS Wireless, Inc., Term Loan B ..........   Ba1       BB    4.00%-4.06%     03/18/18       1,435,032
   3,181,818 Neustar, Inc., Term Loan B ....................   Ba2      BB+       5.00%        11/03/18       3,176,463
   2,977,500 Syniverse Technologies, Inc., Term Loan B .....    B1      BB-       5.25%        12/22/17       2,961,684
     995,000 TowerCo Finance, LLC, Term Loan B .............   Ba3      BB-       5.25%        02/02/17         995,622
                                                                                                           ------------
                                                                                                              8,568,801
                                                                                                           ------------
             TOTAL SENIOR FLOATING-RATE LOAN INTERESTS...................................................   529,373,756
                                                                                                           ------------
             (Cost $546,466,991)

NOTES - 0.0%

             HOMEBUILDING - 0.0%
     727,273 TOUSA, Inc. (Payment-In-Kind Election Note) (g) (h) (i) (j)          14.75%       07/01/15               0
                                                                                                           ------------
             TOTAL NOTES.................................................................................             0
             (Cost $436,364)                                                                               ------------





Page 12                See Notes to Financial Statements

First Trust Senior Floating Rate Income Fund II
PORTFOLIO OF INVESTMENTS (a) (b) - (Continued)
NOVEMBER 30, 2011 (UNAUDITED)

   SHARES                                            DESCRIPTION                                              VALUE
------------ --------------------------------------------------------------------------------------------  ------------
COMMON STOCKS - 0.4%

             DIVERSIFIED CHEMICALS - 0.4%
      38,260 LyondellBasell Industries AF S.C.A., Class B................................................  $  1,249,954
                                                                                                           ------------
             TOTAL COMMON STOCKS.........................................................................     1,249,954
             (Cost $633,317)                                                                               ------------

WARRANTS - 0.0%

             BROADCASTING - 0.0%
       1,449 Cumulus Media, Inc. (g) (i) ................................................................         2,710
                                                                                                           ------------
             TOTAL WARRANTS..............................................................................         2,710
             (Cost $0)                                                                                     ------------

PREFERRED STOCKS - 0.0%

             HOMEBUILDING - 0.0%
       4,273 TOUSA, Inc. (8.0%, Series A Convertible Payment-In-Kind Preferred Stock) (g) (h) (i) (k)....             0
                                                                                                           ------------
             TOTAL PREFERRED STOCKS......................................................................             0
             (Cost $2,563,636)                                                                             ------------

             TOTAL INVESTMENTS - 148.8%..................................................................   530,626,420
             (Cost $550,100,308) (l)

             OUTSTANDING LOAN - (43.5%)..................................................................  (155,000,000)

             NET OTHER ASSETS AND LIABILITIES - (5.3%)...................................................   (19,016,757)
                                                                                                           ------------
             NET ASSETS - 100.0%.........................................................................  $356,609,663
                                                                                                           ------------

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) All or a portion of this security is available to serve as collateral on the outstanding loan.

(c) Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.

(d) Senior Loans in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum base LIBOR rate.

(e) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(f) This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.

(g) This security is fair valued in accordance with procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(h)   This borrower has filed for protection in federal bankruptcy court.

(i) This security is restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration (See Note 1D - Restricted Investments in the Notes to Financial Statements).

(j) This Senior Loan is a Senior Subordinated Payment-in-Kind Election Note whereby 1.00% of interest per annum will be paid in cash and 13.75% of interest per annum shall be paid by the issuer, at its option (i) entirely in cash , (ii) entirely in Payment-in-Kind interest or (iii) a combination thereof. Interest is to be paid semi-annually; however, the issuer is in default and income is not being accrued.

(k)   Non-income producing security.

(l) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of November 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,184,351 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $20,658,239.

NR    Not Rated



                       See Notes to Financial Statements                Page 13

First Trust Senior Floating Rate Income Fund II
PORTFOLIO OF INVESTMENTS (a) (b) - (Continued)
NOVEMBER 30, 2011 (UNAUDITED)


VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of November 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                                             LEVEL 3
                                                       TOTAL           LEVEL 1                            SIGNIFICANT
                                                     VALUE AT          QUOTED       LEVEL 2 SIGNIFICANT   UNOBSERVABLE
                                                    11/30/2011         PRICES        OBSERVABLE INPUTS       INPUTS
                                                  --------------    ------------    -------------------   ------------
Senior Floating-Rate Loan Interests:
     Aerospace & Defense                           $ 18,026,901     $         --       $  16,332,701      $  1,694,200
     Asset Management & Custody Banks                16,753,430               --          15,430,097         1,323,333
     Other Industry Categories*                     494,593,425               --         494,593,425                --
                                                   ------------     ------------       -------------      ------------
     Total Senior Floating-Rate Loan Interests      529,373,756               --        526,356,223          3,017,533
Common Stocks*                                        1,249,954        1,249,954                 --                 --
Warrants*                                                 2,710               --              2,710                 --
                                                   ------------     ------------       -------------      ------------
TOTAL INVESTMENTS                                  $530,626,420     $  1,249,954      $526,358,933        $ 3,017,533
                                                   ============     ============       =============      ============



* See the Portfolio of Investments for the industry breakout. Industry categories are only shown separately if they include holdings in two or more levels or have holdings in only Level 3.

All transfers in and out of Level 3 during the period are assumed to be transferred on the last day of the period at their current value. As of November 30, 2011, the Fund transferred Senior Floating-Rate Loan Interests valued at $28,340,438 from Level 3 to Level 2 of the fair value hierarchy. The Senior Floating-Rate Loan Interests that transferred from Level 3 to Level 2 did so primarily as a result of additional information obtained from an independent third party pricing vendor relating to the liquidity of individual Senior Floating-Rate Loan Interests.

The following table presents the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented:


INVESTMENTS AT FAIR                                                       CHANGE IN
VALUE USING SIGNIFICANT                   TRANSFERS                    NET UNREALIZED
UNOBSERVABLE INPUTS      BALANCE AS OF    IN (OUT)     NET REALIZED     APPRECIATION                                 BALANCE AS OF
(LEVEL 3)                MAY 31, 2011    OF LEVEL 3    GAINS (LOSSES)  (DEPRECIATION)   PURCHASES       SALES      NOVEMBER 30, 2011
------------------------------------------------------------------------------------------------------------------------------------
 Senior Floating-Rate
    Loan Interests        $34,433,986   $(26,646,238)     $37,819        $(656,142)     $3,422,599   $(7,574,491)     $3,017,533

Net change in unrealized appreciation/depreciation from Level 3 investments held as of November 30, 2011 was $3,675 and is included in "Net change in unrealized appreciation (depreciation) on investments" on the Statement of Operations.

Page 14                See Notes to Financial Statements

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2011 (UNAUDITED)


ASSETS:
Investments, at value
   (Cost $550,100,308).........................................................................     $ 530,626,420
Cash...........................................................................................           975,310
Prepaid expenses...............................................................................           281,418
Receivables:
   Investment securities sold..................................................................         5,150,778
   Interest....................................................................................         3,400,461
   Dividends...................................................................................           154,475
                                                                                                    -------------
      Total Assets.............................................................................       540,588,862
                                                                                                    -------------

LIABILITIES:
Outstanding loan...............................................................................       155,000,000
Payables:
   Investment securities purchased.............................................................        28,433,594
   Investment advisory fees....................................................................           315,594
   Interest and fees on loan...................................................................           111,741
   Audit and tax fees..........................................................................            33,367
   Administrative fees.........................................................................            28,633
   Custodian fees..............................................................................            20,278
   Trustees' fees and expenses.................................................................             9,753
   Legal fees..................................................................................             7,404
   Transfer agent fees.........................................................................             1,935
   Printing fees...............................................................................             1,217
   Financial reporting fees....................................................................               771
Other liabilities..............................................................................            14,912
                                                                                                    -------------
      Total Liabilities........................................................................       183,979,199
                                                                                                    -------------
NET ASSETS.....................................................................................     $ 356,609,663
                                                                                                    =============
NET ASSETS CONSIST OF:
Paid-in capital................................................................................     $ 480,876,196
Par value......................................................................................           253,352
Accumulated net investment income (loss).......................................................         1,526,185
Accumulated net realized gain (loss) on investments............................................      (106,572,182)
Net unrealized appreciation (depreciation) on investments......................................       (19,473,888)
                                                                                                    -------------
NET ASSETS.....................................................................................     $ 356,609,663
                                                                                                    =============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share)...........................     $       14.08
                                                                                                    =============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized)....        25,335,277
                                                                                                    =============


                       See Notes to Financial Statements                 Page 15

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2011 (UNAUDITED)


INVESTMENT INCOME:
Interest.......................................................................................     $  14,019,094
Dividends (net of foreign withholding tax of $28,408)..........................................           160,979
Other..........................................................................................           328,957
                                                                                                    -------------
   Total investment income.....................................................................        14,509,030
                                                                                                    -------------

EXPENSES:
Investment advisory fees.......................................................................         1,921,964
Interest and fees on loan......................................................................           978,739
Administrative fees............................................................................           174,627
Legal fees.....................................................................................            55,546
Printing fees..................................................................................            51,222
Custodian fees.................................................................................            39,929
Audit and tax fees.............................................................................            32,179
Trustees' fees and expenses....................................................................            19,384
Transfer agent fees............................................................................            17,571
Financial reporting fees.......................................................................             4,625
Other..........................................................................................            64,691
                                                                                                    -------------
   Total expenses..............................................................................         3,360,477
                                                                                                    -------------
NET INVESTMENT INCOME (LOSS)...................................................................        11,148,553
                                                                                                    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments.....................................................          (106,654)
   Net change in unrealized appreciation (depreciation) on investments.........................       (17,693,549)
                                                                                                    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)........................................................       (17,800,203)
                                                                                                    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................     $  (6,651,650)
                                                                                                    =============


Page 16                See Notes to Financial Statements

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          SIX MONTHS
                                                                                             ENDED           YEAR
                                                                                          11/30/2011         ENDED
                                                                                          (UNAUDITED)      5/31/2011
                                                                                        --------------  --------------
OPERATIONS:
Net investment income (loss).......................................................     $   11,148,553  $   18,553,225
Net realized gain (loss)...........................................................           (106,654)        596,325
Net change in unrealized appreciation (depreciation)...............................        (17,693,549)     18,626,513
                                                                                        --------------  --------------
Net increase (decrease) in net assets resulting from operations....................         (6,651,650)     37,776,063
                                                                                        --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................................................        (10,640,816)    (17,618,839)
Net realized gain..................................................................                 --              --
Return of capital..................................................................                 --              --
                                                                                        --------------  --------------
Total distributions to shareholders................................................        (10,640,816)    (17,618,839)
                                                                                        --------------  --------------
CAPITAL TRANSACTIONS:
Proceeds from Common Shares reinvested.............................................                 --         639,102
                                                                                        --------------  --------------

Net increase (decrease) in net assets resulting from capital transactions..........                 --         639,102
                                                                                        --------------  --------------
Total increase (decrease) in net assets............................................        (17,292,466)     20,796,326

NET ASSETS:
Beginning of period................................................................        373,902,129     353,105,803
                                                                                        --------------  --------------
End of period......................................................................     $  356,609,663  $  373,902,129
                                                                                        ==============  ==============
Accumulated net investment income (loss) at end of period..........................     $    1,526,185  $    1,018,448
                                                                                        ==============  ==============
CAPITAL TRANSACTIONS WERE AS FOLLOWS:
Common Shares at beginning of period...............................................         25,335,277      25,291,939
Common Shares issued as reinvestment under the Dividend Reinvestment Plan..........                 --          43,338
                                                                                        --------------  --------------
Common Shares at end of period.....................................................         25,335,277      25,335,277
                                                                                        ==============  ==============




                       See Notes to Financial Statements                 Page 17

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2011 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations.................  $   (6,651,650)
Adjustments to reconcile net increase (decrease)
in net assets resulting from operations to
   net cash provided by operating activities:
      Purchases of investments..................................................    (136,828,477)
      Sales, maturities and paydowns of investments.............................     139,484,673
      Net amortization/accretion of premiums/discounts on investments...........        (942,899)
      Net realized gain/loss on investments.....................................         106,654
      Net change in unrealized appreciation/depreciation on investments.........      17,693,549
CHANGES IN ASSETS AND LIABILITIES:
      Increase in interest receivable...........................................        (921,676)
      Increase in dividends receivable..........................................        (154,475)
      Decrease in prepaid expenses..............................................         306,928
      Decrease in interest and fees on loan payable.............................         (23,800)
      Decrease in investment advisory fees payable..............................         (23,876)
      Decrease in audit and tax fees payable....................................         (40,022)
      Decrease in legal fees payable............................................         (14,480)
      Decrease in printing fees payable.........................................         (25,672)
      Decrease in administrative fees payable...................................          (2,988)
      Increase in custodian fees payable........................................             580
      Decrease in transfer agent fees payable...................................          (1,799)
      Decrease in Trustees' fees and expenses payable...........................             (13)
      Increase in financial reporting fees payable..............................             771
      Increase in other liabilities payable.....................................           5,257
                                                                                  --------------
CASH PROVIDED BY OPERATING ACTIVITIES...........................................                   $   11,966,585
                                                                                                   --------------


CASH FLOWS FROM FINANCING ACTIVITIES:
      Distributions to Common Shareholders .....................................     (10,640,816)
      Proceeds from borrowing...................................................      21,000,000
      Repayments of borrowing...................................................     (26,000,000)
                                                                                  --------------

CASH USED IN FINANCING ACTIVITIES...............................................                      (15,640,816)
                                                                                                   --------------
Decrease in cash................................................................                       (3,674,231)
Cash at beginning of period.....................................................                        4,649,541
                                                                                                   --------------
CASH AT END OF PERIOD...........................................................                   $      975,310
                                                                                                   ==============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest and fees...............................                   $      704,224
                                                                                                   ==============


Page 18                See Notes to Financial Statements

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                               SIX MONTHS
                                                  ENDED         YEAR         YEAR       YEAR         YEAR         YEAR
                                               11/30/2011       ENDED        ENDED     ENDED         ENDED        ENDED
                                               (UNAUDITED)  5/31/2011 (a)  5/31/2010  5/31/2009    5/31/2008    5/31/2007
                                               -----------  -------------  ---------  ---------    ---------    ---------
Net asset value, beginning of period..........  $  14.76       $  13.96     $  11.79   $  16.42     $  18.91     $  19.00
                                                --------       --------     --------   --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) .................      0.44           0.73         0.47       0.87         1.45         1.66
Net realized and unrealized gain (loss) ......     (0.70)          0.77         2.15      (4.63)       (2.37)       (0.04)
Distributions paid to AMP Shareholders from:
  Net investment income (b)...................        --             --        (0.02)     (0.09)       (0.20)       (0.21)
                                                --------       --------     --------   --------     --------     --------
Total from investment operations..............     (0.26)          1.50         2.60      (3.85)       (1.12)        1.41
                                                --------       --------     --------   --------     --------     --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
  Net investment income ......................     (0.42)         (0.70)       (0.43)     (0.78)       (1.37)       (1.50)
  Net realized gain ..........................        --             --           --         --           --           --
  Return of capital ..........................        --             --           --         --           --           --
                                                --------       --------     --------   --------     --------     --------
Total distributions to Common Shareholders....     (0.42)         (0.70)       (0.43)     (0.78)       (1.37)       (1.50)
                                                --------       --------     --------   --------     --------     --------
Net asset value, end of period................  $  14.08       $  14.76     $  13.96   $  11.79     $  16.42     $  18.91
                                                ========       ========     ========   ========     ========     ========
Market value, end of period...................  $  13.17       $  14.82     $  12.65   $  10.04     $  14.76     $  18.81
                                                ========       ========     ========   ========     ========     ========
TOTAL RETURN BASED ON NET ASSET VALUE (c) ....     (1.63)%        11.19%       22.99%    (22.07)%      (5.19)%       8.04%
                                                ========       ========     ========   ========     ========     ========
TOTAL RETURN BASED ON MARKET VALUE (c) .......     (8.36)%        23.20%       30.76%    (26.11)%     (14.32)%      15.95%
                                                ========       ========     ========   ========     ========     ========
-----------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Ratio of total expenses to average net assets       1.88% (d)      1.98%        2.42%      3.40%        3.63%        3.55%
Ratio of total expenses to average net assets
   excluding interest expense ................      1.33% (d)      1.31%        1.39%      1.62%        1.54%        1.45%
Ratio of net investment income (loss) to
   average net assets ........................      6.22% (d)      5.09%        3.49%      7.34%        8.52%        8.80%
Ratio of net investment income (loss) to
   average net assets net of AMP Shares
   dividends (e)..............................       N/A            N/A         3.37%      6.60%        7.34%        7.70%
Portfolio turnover rate.......................        21%            95%          52%        15%          31%          78%
Net assets, end of period (in 000's)..........  $356,610       $373,902     $353,106   $298,097     $415,187     $478,169
Ratio of total expenses to total average
   Managed Assets (f).........................      1.31% (d)      1.39%        1.77%      2.02%        2.22%        2.26%
Ratio of total expenses to total average
   Managed Assets excluding interest
   expense (f)................................      0.93% (d)      0.92%        1.01%      0.96%        0.94%        0.92%

PREFERRED SHARES AND LOAN OUTSTANDING:
Total AMP Shares outstanding (g)..............       N/A            N/A          N/A      3,200        4,000        4,000
Liquidation and market value per AMP share (h)       N/A            N/A          N/A   $ 25,018     $ 25,039     $ 25,045
Asset coverage per share......................       N/A            N/A          N/A   $118,155 (i) $128,797 (i) $179,792 (j)
Total loan outstanding (in 000's).............  $155,000       $160,000     $153,500   $ 57,050     $175,000     $141,000
Asset coverage per $1,000 of loan
   outstanding (k)............................  $  3,301       $  3,337     $  3,300   $  7,627     $  3,944     $  5,100


-----------------

(a) From inception to October 12, 2010, Four Corners Capital Management, LLC served as the Fund's sub-advisor. Effective October 12, 2010, the Leveraged Finance Investment Team of First Trust Advisors L.P. assumed the day-to-day responsibility for management of the Fund's portfolio.

(b)   Auction Market Preferred ("AMP") Shares.

(c) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

(d)   Annualized.

(e)   Ratio reflects the effect of distributions to AMP Shareholders.

(f) Managed Assets are calculated by taking the Fund's total asset value (which includes assets attributable to the Fund's AMP Shares, if AMP Shares are outstanding, and the principal amount of borrowings), minus the sum of the Fund's accrued and unpaid dividends on any outstanding AMP Shares, if AMP Shares are outstanding, and liabilities, other than the principal amount of borrowings.

(g) As of November 18, 2009, the Fund no longer has any Series A or Series B AMP Shares outstanding.

(h)   Includes accumulated and unpaid distributions to AMP Shareholders.

(i) Calculated by taking the Fund's total assets less the Fund's total liabilities (not including the AMP Shares liquidation value), and dividing by the number of AMP Shares outstanding. If this methodology had been used historically, fiscal year 2007 would have been $144,542.

(j) Calculated by taking the Fund's total assets less the Fund's total liabilities (not including the AMP Shares liquidation value and the loan outstanding) and dividing by the number of AMP Shares outstanding.

(k) Calculated by taking the Fund's total assets less the Fund's total liabilities (not including the AMP Shares liquidation value and the loan outstanding) and dividing by the outstanding loan balance in 000's.

N/A   Not applicable

                       See Notes to Financial Statements                 Page 19

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                         NOVEMBER 30, 2011 (UNAUDITED)


                              1. FUND DESCRIPTION

First Trust Senior Floating Rate Income Fund II (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on March 25, 2004, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FCT on the New York Stock Exchange ("NYSE").

The Fund's primary investment objective is to seek a high level of current income. As a secondary objective, the Fund attempts to preserve capital. The Fund pursues these objectives by investing in a portfolio of senior secured floating-rate corporate loans ("Senior Loans")1. There can be no assurance that the Fund will achieve its investment objectives. Investing in Senior Loans involves credit risk and, during periods of generally declining credit quality, it may be particularly difficult for the Fund to achieve its secondary investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. The Senior Loans in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the fair value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third party pricing service. The third party pricing service primarily uses broker quotes to value the Senior Loans.

Common stocks and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices. Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices. Securities traded in the over-the-counter market are valued at their closing bid prices.

Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

In the event that market quotations are not readily available, the pricing service does not provide a valuation, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt securities and foreign securities) that could materially affect the Fund's NAV, First Trust may use a fair value method to value the Fund's securities. The use of fair value pricing is governed by


1 The terms "security" and "securities" used throughout the Notes to Financial Statements include Senior Loans.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                         NOVEMBER 30, 2011 (UNAUDITED)


valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security is based on the consideration of all available information, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of the security;

      4)    the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;

      11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and

      12)   other relevant factors.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar securities in active markets.

            o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing portfolio investments are not necessarily an indication of the risks associated with investing in those investments. A summary of the inputs used to value the Fund's portfolio investments as of November 30, 2011 is included with the Fund's Portfolio of Investments.

B. SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Market premiums and discounts are amortized over the expected life of each respective borrowing.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery or forward purchase commitments.

C. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund did not have unfunded delayed draw loan commitments as of November 30, 2011.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                         NOVEMBER 30, 2011 (UNAUDITED)


D. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the Securities Act of 1933, as amended (the "1933 Act"). Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of November 30, 2011, the Fund held restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted investment. There are no unrestricted investments with the same maturity dates and yields for these issuers.

                                                                                                         % OF
                                                                                                      NET ASSETS
                                                                                                      APPLICABLE
                                   ACQUISITION    PRINCIPAL     VALUE       CURRENT                   TO COMMON
SECURITY                              DATE      VALUE/SHARES  PER SHARE  CARRYING COST     VALUE        SHARES
-----------------------------------------------------------------------------------------------------------------
Cumulus Media, Inc. - Warrants      6/29/09          1,449     $  1.87    $        --    $   2,710       0.00% *
TOUSA, Inc. - Notes                 7/31/07(1)    $727,273          --        436,364           --       --
TOUSA, Inc. - Preferred Stocks      7/31/07(1)       4,273          --      2,563,636           --       --
                                                                         ----------------------------------------
                                                                          $ 3,000,000    $   2,710       0.00% *
                                                                         ========================================

* Amount is less than 0.01%.

(1) Security was acquired through a restructuring that was effective on July 31, 2007.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will distribute to holders of its Common Shares monthly dividends of all or a portion of its net income after the payment of interest and dividends in connection with leverage, if any. Distributions of any net long-term capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended May 31, 2011 is as follows:

Distributions paid from:
Ordinary income................................................  $   17,618,839


As of May 31, 2011, the components of distributable earnings and net assets on a tax basis were as follows:

Undistributed ordinary income..................................  $    1,062,013
Undistributed capital gains....................................              --
                                                                 --------------
Total undistributed earnings...................................       1,062,013
Accumulated capital and other losses...........................    (106,300,083)
Net unrealized appreciation (depreciation).....................      (1,989,349)
                                                                 --------------
Total accumulated earnings (losses)............................    (107,227,419)
Other..........................................................              --
Paid-in capital................................................     481,129,548
                                                                 --------------
Net assets.....................................................  $  373,902,129
                                                                 ==============

F. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                         NOVEMBER 30, 2011 (UNAUDITED)


The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry realized capital losses forward for eight years following the year of loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At May 31, 2011, the Fund had a capital loss carryforward for federal income tax purposes of $106,124,058, expiring as follows:

         EXPIRATION DATE             AMOUNT
         May 31, 2014         $   3,984,460
         May 31, 2016             3,611,723
         May 31, 2017            25,585,953
         May 31, 2018            68,278,827
         May 31, 2019             4,663,095

Certain losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended May 31, 2011, the Fund intends to elect to defer net realized losses incurred between November 1, 2010 and May 31, 2011 of $176,025.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2008, 2009, 2010 and 2011 remain open to federal and state audit. As of May 31, 2011, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

G. EXPENSES:

The Fund pays all expenses directly related to its operations.

H. ACCOUNTING PRONOUNCEMENTS:

In May 2011, the Financial Accounting Standards Board ("FASB") issued ASU 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs", modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers,
(ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity, and (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011, and it is therefore not effective for the current fiscal year. Management is in the process of assessing the impact of the updated standards on the Fund's financial statements, if any.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.75% of the Fund's Managed Assets (the average daily total asset value of the Fund minus the sum of the Fund's liabilities other than the principal amount of borrowings). First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

BNY Mellon Investment Servicing (US) Inc. serves as the Fund's Administrator, Fund Accountant and Transfer Agent in accordance with certain fee arrangements. Effective September 30, 2011, The Bank of New York Mellon serves as the Fund's Custodian in accordance with certain fee arrangements. Prior to September 30, 2011, BNY Mellon Investment Servicing Trust Company (formerly known as PFPC Trust Company) served as the Fund's Custodian in accordance with certain fee arrangements.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustee") is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each subsequent trust in the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. No additional meeting fees are paid in connection with Board or Committee meetings.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                         NOVEMBER 30, 2011 (UNAUDITED)


Additionally, the Lead Independent Trustee is paid $10,000 annually, the Chairman of the Audit Committee is paid $5,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $2,500 annually to serve in such capacities, with such compensation paid by the trusts in the First Trust Fund Complex and divided among those trusts. Trustees are also reimbursed by the trusts in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee Chairman will serve two-year terms before rotating to serve as Chairman of another committee or as Lead Independent Trustee. The officers and "Interested" Trustee receive no compensation from the Fund for serving in such capacities.

                     4. PURCHASES AND SALES OF INVESTMENTS

Cost of purchases and proceeds from sales of investments, excluding short-term investments, for the six months ended November 30, 2011 were $110,800,926 and $135,317,738, respectively.

                                 5. BORROWINGS

The Fund has entered into a Revolving Credit Facility ("Credit Facility") with various lenders and Citicorp North America Inc., as agent, to be used as leverage for the Fund. The Credit Facility has an expiration date of May 9, 2012 and may be renewed annually. The Credit Facility provides for a secured line of credit for the Fund, where Fund assets are pledged against advances made to the Fund. Under the requirements of the 1940 Act, the Fund, immediately after any such borrowings, must have an "asset coverage" of at least 300% (33-1/3% of the Fund's total assets after borrowings). The total commitment under the Credit Facility is $170,000,000. For the six months ended November 30, 2011, the average amount outstanding was $155,278,589. The loans under the Credit Facility funded by CRC Funding, LLC (the "Conduit Lender") bear interest for each settlement period at a rate per annum based on the commercial paper rate of the Conduit Lender. The loans under the Credit Facility funded by Citibank, N.A. (the "Secondary Lender") bear interest for each settlement period at a per annum rate equal to (i) the Eurodollar rate for the settlement period plus 0.60% or
(ii) the alternate base rate plus 0.60%. For the six months ended November 30, 2011, the Fund had no loans under the Credit Facility funded by the Secondary Lender. The high and low annual interest rates for the loans under the Credit Facility funded by the Conduit Lender during the six months ended November 30, 2011, were 0.28% and 0.13%, respectively, with a weighted average interest rate of 0.20%. The annual interest rate in effect for such loans at November 30, 2011 was 0.28%. The Fund also pays additional borrowing costs, which includes a program fee of 0.30% of the amount outstanding and a liquidity fee of 0.30% of the total commitment under the Credit Facility per year. On May 11, 2011, the Fund extended the expiration date of the Credit Facility for another year and paid upfront closing fees of $595,000. Such fees are amortized over a one year period and are included with the other borrowing costs in "Interest and fees on loan" on the Statement of Operations.

                             6. RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

INVESTMENT AND MARKET RISK: An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the investments owned by the Fund. The value of these investments, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Investment prices can fluctuate for several reasons including the general condition of the bond market, or when political or economic events affecting the issuers occur. When the Advisor determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so (such as when a market disruption event has occurred and trading in the investments is extremely limited or absent), the Fund may take temporary defensive positions.

HIGH-YIELD SECURITIES RISK: The Senior Loans in which the Fund invests are generally rated below investment grade by one or more rating agencies and are considered to be "high-yield" securities. High-yield securities should be considered speculative as their low ratings indicate a quality of less than investment grade, and therefore carry an increased risk of default as compared to investment grade issues. Because high-yield securities are generally subordinated obligations and are perceived by investors to be riskier than higher rated securities, their prices tend to fluctuate more than higher rated securities and are affected by short-term credit developments to a greater degree.

High-yield securities are subject to greater market fluctuations and risk of loss than securities with higher investment ratings. A reduction in an issuer's creditworthiness may result in the bankruptcy of an issuer or the default by an issuer on the interest and principal payments. The market for high-yield securities is smaller and less liquid than that for investment grade securities.

LEVERAGE RISK: The use of leverage results in additional risks and can magnify the effect of any losses. If the income and gains from the securities and investments purchased with such proceeds do not cover the cost of leverage, the Common Shares' return will be less than if leverage had not been used. The Fund borrowed pursuant to a leverage borrowing program, which constitutes a substantial lien and burden by reason of their prior claim against the income of

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                         NOVEMBER 30, 2011 (UNAUDITED)


the Fund and against the net assets of the Fund in liquidation. The rights of lenders to receive payments of interest on and repayments of principal on any borrowings made by the Fund under a leverage borrowing program are senior to the rights of holders of Common Shares, with respect to the payment of dividends or upon liquidation. If the Fund is not in compliance with certain Credit Facility provisions, the Fund may not be permitted to declare dividends or other distributions, including dividends and distributions with respect to Common Shares or purchase Common Shares. The use of leverage by the Fund increases the likelihood of greater volatility of NAV and market price of the Common Shares. Leverage also increases the risk that fluctuations in interest rates on borrowings and short-term debt that the Fund may pay will reduce the return to the Common Shareholders or will result in fluctuations in the dividends paid on the Common Shares.

SENIOR LOAN RISK: In the event a borrower fails to pay scheduled interest or principal payments on a Senior Loan held by the Fund, the Fund will experience a reduction in its income and a decline in the market value of the Senior Loan, which will likely reduce dividends and lead to a decline in the net asset value of the Fund's Common Shares. If the Fund acquires a Senior Loan from another lender, for example, by acquiring a participation, the Fund may also be subject to credit risks with respect to that lender. Although Senior Loans may be secured by specific collateral, the value of the collateral may not equal the Fund's investment when the Senior Loan is acquired or may decline below the principal amount of the Senior Loan subsequent to the Fund's investment. Also, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, the Fund bears the risk that the stock may decline in value, be relatively illiquid, and/or may lose all or substantially all of its value, causing the Senior Loan to be under collateralized. Therefore, the liquidation of the collateral underlying a Senior Loan may not satisfy the issuer's obligation to the Fund in the event of non-payment of scheduled interest or principal, and the collateral may not be readily liquidated.

                               7. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were the following subsequent events:

On December 20, 2011, the Fund declared a dividend of $0.0725 per share to Common Shareholders of record on December 30, 2011, payable January 17, 2012.

Effective January 1, 2012, each Independent Trustee will be paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer will be allocated pro rata among each fund in the First Trust Fund Complex based on net assets.

Additionally, the Lead Independent Trustee will be paid $15,000 annually, the Chairman of the Audit Committee will be paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee will be paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees continue to be reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each committee chairman will serve two-year terms before rotating to serve as chairman of another committee or as Lead Independent Trustee. The officers and "Interested" Trustee receive no compensation from the Fund for acting in such capacities.

Effective January 23, 2012, Mr. Bowen resigned from his position as the President and Chief Executive Officer of the Fund. He will continue as a Trustee, the Chairman of the Board and member of the Executive Committee. The Board elected Mr. Bradley to serve as the President and Chief Executive Officer and Mr. Dykas to serve as the Treasurer, Chief Financial Officer and Chief Accounting Officer of the Fund.

                    CHANGE IN CERTAIN INVESTMENT STRATEGIES

On December 12, 2011, the Fund's Board of Trustees approved changes to certain of the Fund's investment strategies. The Fund's investment strategies are non-fundamental policies of the Fund and require 60 days' prior written notice to shareholders before they can be changed by the Board without receiving shareholder approval. As such, effective on or about April 9, 2012, the following Fund investment strategy will become effective:

The Fund has been approved to purchase publicly-traded high-yield bonds for a portion of its portfolio. These purchases will be limited to no more than 10% of managed assets and they are in addition to purchases of revolving credit facilities, investment grade debtor-in-possession financing, unsecured loans, other floating rate debt securities (such as notes, bonds and asset-back securities, which include special purchase trusts investing in bank loans), investment grade loans, fixed income debt obligations, and money market instruments (such as commercial paper).

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                         NOVEMBER 30, 2011 (UNAUDITED)


                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by BNY Mellon Investment Servicing (US) Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent, as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or
            (ii) 95% of the market price on that date.

      (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (866) 340-1104, in accordance with such reasonable requirements as the Plan Agent and the Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (Continued)
--------------------------------------------------------------------------------

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                         NOVEMBER 30, 2011 (UNAUDITED)


                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Annual Meeting of Shareholders for the Fund was held on September 19, 2011 (the "meeting"). At the meeting, Trustees Richard E. Erickson and Thomas R. Kadlec were elected as Class I Trustees for three-year terms expiring at the Fund's annual meeting of shareholders in 2014. The number of votes cast in favor of Mr. Erickson was 23,934,124, and the number of abstentions was 405,964. The number of votes cast in favor of Mr. Kadlec was 23,938,823, and the number of abstentions was 401,265. Niel B. Nielson, James A. Bowen and Robert F. Keith are current and continuing Trustees. Mr. Nielson is currently the Class II Trustee of the Fund for a term expiring at the Fund's annual meeting of shareholders in 2012. Messrs. Bowen and Keith are currently the Class III Trustees of the Fund for a term expiring at the Fund's annual meeting of shareholders in 2013.

                      This Page Left Blank Intentionally.

FIRST TRUST

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187

ADMINISTRATOR,
FUND ACCOUNTANT &
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
The Bank of New York Mellon
1 Wall Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)   Not applicable.

(b) There have been no changes, as of the date of filing, in any of the Portfolio Managers identified in response to paragraph (a)(1) of this item in the Registrant's most recent annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)          First Trust Senior Floating Rate Income Fund II
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Mark R. Bradley
                        --------------------------------------------------------
                          Mark R. Bradley, President and Chief Executive Officer (principal executive officer)

Date: January 24, 2012
    ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Mark R. Bradley
                        --------------------------------------------------------
                          Mark R. Bradley, President and Chief Executive Officer (principal executive officer)

Date: January 24, 2012
    ------------------------------

By (Signature and Title)*  /s/ James M. Dykas
                        --------------------------------------------------------
                          James M. Dykas, Treasurer, Chief Financial Officer and Chief Accounting Officer
                          (principal financial officer)

Date: January 24, 2012
    ------------------------------

* Print the name and title of each signing officer under his or her signature.